UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Algebris Investments (UK) LLP
           -----------------------------
Address:   7 Clifford Street
           -----------------------------
           London, W1S 2WE, United Kingdom
           -------------------------------

Form 13F File Number: 028-12922
-------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Angus Milne
      -----------------------------
Title:  Head of Compliance
      -----------------------------
Phone:  +44 20 7440 2330
      -----------------------------

Signature, Place, and Date of Signing:

/s/ Angus Milne                    London, United Kingdom             5/17/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                          ---------------------
Form 13F Information Table Entry Total:              20
                                          ---------------------
Form 13F Information Table Value Total:  $         516,169
                                          ---------------------
                                              (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE


---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
BANK OF AMERICA CORPORATION  COM            060505104   53,285  2,985,147 SH       SOLE                 2,985,147      0    0
BB&T CORP                    COM            054937107   20,205    623,810 SH       SOLE                   623,810      0    0
CITIZENS REPUBLIC BANCORP IN COM            174420109    1,101    965,444 SH       SOLE                   965,444      0    0
FIRST HORIZON NATL CORP      COM            320517105    7,025    500,000 SH       SOLE                   500,000      0    0
HARTFORD FINL SVCS GROUP INC COM            416515104   56,840  2,000,000 SH       SOLE                 2,000,000      0    0
ISHARES TR INDEX             DJ US REAL EST 464287739   29,868    600,000 SH  CALL SOLE                   600,000      0    0
JPMORGAN CHASE & CO          COM            46625H100    3,757     83,955 SH       SOLE                    83,955      0    0
JPMORGAN CHASE & CO          COM            46625H100  129,775  2,900,000 SH  CALL SOLE                 2,900,000      0    0
LAZARD LTD                   SHS A          G54050102   23,523    658,900 SH       SOLE                   658,900      0    0
LINCOLN NATL CORP IND        COM            534187109   11,287    367,650 SH       SOLE                   367,650      0    0
METLIFE INC                  COM            59156R108   17,895    412,898 SH       SOLE                   412,898      0    0
MOODYS CORP                  COM            615369105   53,550  1,800,000 SH  PUT  SOLE                 1,800,000      0    0
POPULAR INC                  COM            733174106   31,495 10,823,000 SH       SOLE                10,823,000      0    0
PRUDENTIAL FINL INC          COM            744320102   19,608    324,100 SH       SOLE                   324,100      0    0
ROYAL BK SCOTLAND GROUP PLC  ADR PFD SER P  780097762    2,968    235,000 SH       SOLE                   235,000      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S  780097739    3,629    276,000 SH       SOLE                   276,000      0    0
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS R 780097747    7,976    635,000 SH       SOLE                   635,000      0    0
SUNTRUST BKS INC             COM            867914103    8,037    300,000 SH  CALL SOLE                   300,000      0    0
UNUM GROUP                   COM            91529Y106   22,172    895,100 SH       SOLE                   895,100      0    0
WEBSTER FINL CORP CONN       COM            947890109   12,173    696,000 SH       SOLE                   696,000      0    0
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